PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment
Less: accumulated depreciation and amortization	$ (49,098)	$ (39,720)
Property and equipment, net	30,433	34,826
Depreciation and amortization expenses	14,097	16,117	15,308
Buildings
Property and equipment
Property and equipment, gross	5,824	5,969
Furniture, fixtures and equipment
Property and equipment
Property and equipment, gross	27,193	25,296
Motor vehicles
Property and equipment
Property and equipment, gross	2,499	2,334
Leasehold improvements
Property and equipment
Property and equipment, gross	$ 44,015	$ 40,947